Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 598,000	$ 13,903,000	$ 3,546,000	$ 1,280,000	$ 19,327,000
Asanko Gold Mine
Total		$ 13,903,000	$ 3,546,000	$ 1,280,000	18,729,000
Galiano Gold Inc
Total	$ 598,000				$ 598,000